CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 274,337,674	$ 260,295,909
Accounts receivable, net of allowance for doubtful accounts of $26,350,814 and $31,160,340 as of December 31, 2015 and 2016, respectively	71,390,171	113,991,480
Marketable securities	2,181,354
Customer deposits	39,702,416	58,833,225
Prepaid expenses and other current assets	12,755,710	20,880,667
Amounts due from related parties	6,019,121	8,906
Total current assets	406,386,446	454,010,187
Property and equipment, net	7,923,027	6,800,614
Intangible assets, net	78,373,616	90,736,828
Investment in affiliates	408,851	668,938
Goodwill	39,018,058	39,807,243
Deferred tax assets	41,698,296	32,769,692
Other non-current assets	2,058,633	2,044,863
TOTAL ASSETS	575,866,927	626,838,365
Current liabilities:
Accounts payable (including accounts payable of the consolidated VIEs without recourse to Leju of $327,140 and $1,573,620 as of December 31, 2015 and 2016, respectively)	1,573,620	327,140
Accrued payroll and welfare expenses (including accrued payroll and welfare expenses of the consolidated VIEs without recourse to Leju of $34,784,706 and $29,742,853 as of December 31, 2015 and 2016, respectively)	41,727,577	45,691,874
Income tax payable (including income tax payable of the consolidated VIEs without recourse to Leju of $27,599,392 and $29,890,262 as of December 31, 2015 and 2016, respectively)	66,147,522	66,814,874
Other tax payable (including other tax payable of the consolidated VIEs without recourse to Leju of $17,268,065 and $13,360,481 as of December 31, 2015 and 2016, respectively)	16,678,264	31,930,296
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs without recourse to Leju of $1,418,096 and $1,581,349 as of December 31, 2015 and 2016, respectively)	1,581,349	10,214,007
Advance from customers and deferred revenue (including advance from customers and deferred revenue of the consolidated VIEs without recourse to Leju of $5,366,944 and $4,960,924 as of December 31, 2015 and 2016, respectively)	5,058,212	5,703,085
Liability for accrued marketing and advertising expenses (including liability for accrued marketing and advertising expenses of the consolidated VIEs without recourse to Leju of $733,473 and $6,271,191 as of December 31, 2015 and 2016, respectively)	9,355,409	3,914,990
Liability for unpaid consideration of acquiring non-controlling interest (including liability for unpaid consideration of acquiring non-controlling interest of the consolidated VIEs without recourse to Leju of $7,338,593 and nil as of December 31, 2015 and 2016, respectively)		7,338,593
Other current liabilities (including other current liabilities of the consolidated VIEs without recourse to Leju of $6,340,375 and $6,809,176 as of December 31, 2015 and 2016, respectively)	8,516,123	7,672,494
Total current liabilities	150,638,076	179,607,353
Deferred tax liabilities (including deferred tax liabilities, non-current of the consolidated VIEs without recourse to Leju of $523,874 and $533,401 as of December 31, 2015 and 2016, respectively)	18,869,374	22,997,731
Total liabilities	169,507,450	202,605,084
Commitments and contingencies (Note 15)
Equity:
Ordinary shares ($0.001 par value): 500,000,000 and 500,000,000 shares authorized, 134,930,870 and 135,503,958 shares issued and outstanding, as of December 31, 2015 and 2016, respectively	135,504	134,931
Additional paid-in capital	785,019,254	773,766,165
Accumulated deficit	(354,364,813)	(343,658,094)
Subscription receivable		(9,200)
Accumulated other comprehensive loss	(22,321,234)	(5,521,547)
Total Leju equity	408,468,711	424,712,255
Non-controlling interest	(2,109,234)	(478,974)
Total equity	406,359,477	424,233,281
TOTAL LIABILITIES AND EQUITY	$ 575,866,927	$ 626,838,365